12. Stockholders' Equity: Common Stock (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Common Stock

Common Stock

The holders of the Company's common stock are entitled to one vote per share of common stock held.

During the three months ended March 31, 2013, the Company issued 160,000 shares of its common stock to two investors on the exercise of 160,000 warrants. The Company received $40,000 on the exercise.

During the three months ended March 31, 2013, the Company issued a Director 220,000 shares on the conversion of debt and accrued interest due him totaling $110,000.

During the three months ended March 31, 2013, the Company issued another Director 93,088 common shares on the cashless exercise of 300,000 options.

During the three months ended March 31 2012, the Company issued 200,000 shares of its common stock for the acquisition of the Anywhere software license as discussed in Note 6. The 200,000 shares were valued at their respective market value on the date of issuance totaling $46,000.

During the three months ended March 31 2012, 500,000 shares of the Company’s common stock were issued through the exercise of 500,000 common stock warrants. The Company received $40,000 through the exercise.